Bank Borrowings - Schedule of Outstanding Balances of Bank Borrowings (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Outstanding Balances of Bank Borrowings [Line Items]
Bank borrowings	$ 23,243,451	$ 2,960,987	$ 27,105,722	$ 3,489,543	$ 30,753,400
Less: current maturities	(23,243,451)	(2,960,987)	(27,105,722)	(3,489,543)	(30,753,400)
Non-current maturities
Collateralized and guaranteed [Member]
Schedule of Outstanding Balances of Bank Borrowings [Line Items]
Bank borrowings	$ 23,243,451	$ 2,960,987	$ 27,105,722	$ 3,489,543	$ 30,753,400